Sundry Income, Net (Tables)	12 Months Ended
Jun. 30, 2023
Sundry Income, Net [Abstract]
Schedule of Components of Sundry Income, Net	Components of sundry income, net are as follows:
	Years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Government grants	4,945	4,528	1,682	231
Others	(255)	509	(22)	(3)
Total sundry income, net	4,690	5,037	1,660	228